Document and Entity Information	Jul. 08, 2024
Cover [Abstract]
Entity Registrant Name	CHIPOTLE MEXICAN GRILL INC
Amendment Flag	false
Entity Central Index Key	0001058090
Document Type	8-K
Document Period End Date	Jul. 08, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-32731
Entity Tax Identification Number	84-1219301
Entity Address, Address Line One	610 Newport Center Drive
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(949)
Local Phone Number	524-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	CMG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false